Net finance costs - Finance income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Net finance costs
Dividends received from investments	R 520	R 59	R 23
Notional interest received	5	1	114
Interest received	1,191	1,508	1,682
Interest received on other long-term investments	32	36	30
Interest received on loans and receivables	359	349	316
Interest income on cash and cash equivalents	800	1,123	1,336
Finance income per income statement	1,716	1,568	1,819
Less: notional interest	(5)	(1)	(114)
Less: interest received on tax	(146)	(103)	(72)
Finance income per the statement of cash flows	R 1,565	R 1,464	R 1,633